Class A common share purchase warrants (Tables)	6 Months Ended
Jun. 30, 2025
Class Common Share Purchase Warrants
Schedule of number of class A common share purchase warrants outstanding

The following table details the number of Class A common share purchase warrants outstanding at each statement of financial position date:

				Number of				Number of
				Warrants				Warrants
				Outstanding				Outstanding
		Exercise		December				June
Grant Date	Expiry Date	Price	Granted	31, 2024	Issued	Expired	Exercised	30, 2025

8/10/2023	8/9/2025	$0.60	810,000	810,000	-	-	-	810,000
8/10/2023	8/9/2025	$0.49	48,600	48,600	-	-	-	48,600
9/5/2023	9/4/2025	$0.59	84,545	84,545	-	-	(84,545)	-
10/20/2023	10/19/2025	$0.59	695,000	650,000	-	-	-	650,000
10/20/2023	10/19/2025	$0.59	41,700	41,700	-	-	-	41,700
12/21/2023	12/20/2025	$0.60	1,650,000	1,600,000	-	-	(25,000)	1,575,000
12/21/2023	12/20/2025	$0.40	81,000	78,000	-	-	-	78,000
1/4/2024	1/3/2026	$0.60	120,000	120,000	-	-	-	120,000
2/20/2025	2/20/2027	$1.69	18,000	-	18,000	-	-	18,000
2/20/2025	2/20/2027	$1.57	177,420	-	177,420	-	-	177,420
2/20/2025	2/20/2027	$1.67	122,834	-	122,834	-	-	122,834
3/7/2025	3/7/2027	$1.68	11,872	-	11,872	-	-	11,872

			3,860,971	3,432,845	330,126	-	(109,545)	3,653,426

Schedule of value of the broker and non-broker class A common share purchase warrants outstanding

The following table details the value of the broker and non-broker Class A common share purchase warrants outstanding at each statement of financial position date.

	Non-Broker		Broker		Total
	Number of		Number of		Number of
	Warrants	Value	Warrants	Value	Warrants	Value

Balance at December 31, 2024	3,264,545	$336	168,300	$31	3,432,845	$367

Issued	-	-	330,126	267	330,126	267
Exercised	(109,545)	(10)	-	-	(109,545)	(10)

Balance at June 30, 2025	3,155,000	$326	498,426	$298	3,653,426	$624